Segmented Information (Narrative) (Details) $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2026 CAD ($)	Jan. 31, 2026 USD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)
Disclosure of operating segments [line items]
Non-interest income (loss)	$ 7,796				$ 6,183
Tax expense (income)	1,128				698
U.S. Retail [Member]
Disclosure of operating segments [line items]
Non-interest income (loss)	789				(118)
Tax expense (income)	282				(28)
Corporate [Member]
Disclosure of operating segments [line items]
Non-interest income (loss)	(65)				(49)
Tax expense (income)	(391)				(317)
Restatement Adjustment [Member] | U.S. Retail [Member]
Disclosure of operating segments [line items]
Non-interest income (loss)	(184)	$ (132)	$ (145)	$ (105)	(164)	$ (116)
Restatement Adjustment [Member] | Corporate [Member]
Disclosure of operating segments [line items]
Tax expense (income)	$ 184	$ 132	$ 145	$ 105	$ 164	$ 116